ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 18, 2018
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 5,495,146	$ 25,826,632
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Shypdirect's Mid-mile and Long-haul business [Member]
Product Information [Line Items]
Concentration Risk, Percentage	28.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Amazon [Member]
Product Information [Line Items]
Concentration Risk, Percentage	28.50%	96.70%
Prime EFS, LLC [Member]
Product Information [Line Items]
Membership interest percentage			100.00%